Supplemental cash flow information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information
Fair value of cash stock options transferred to share capital on exercise of options	$ 6,000
Fair value of cashless stock options transferred to share capital on exercise of options	$ 60,000